PRINCIPAL ACCOUNTING POLICIES (Group's Financial Liabilities Classified as Level 3) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability award of Yitel's share option	5,592	2,022
Convertible notes measured at fair value	1,029,577	1,157,295
Total financial liability	1,035,169	1,159,317
Fair Value Measurements [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability award of Yitel's share option	0	0
Convertible notes measured at fair value	0	0
Total financial liability	0	0
Fair Value Measurements [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability award of Yitel's share option	0	0
Convertible notes measured at fair value	0	0
Total financial liability	0	0
Fair Value Measurements [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability award of Yitel's share option	5,592	2,022
Convertible notes measured at fair value	1,029,577	1,157,295
Total financial liability	1,035,169	1,159,317